Expense Example - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index Income Fund - Fidelity Freedom Index Income Fund - Investor Class	May 30, 2023 USD ($)
Expense Example:
1 year	$ 12
3 years	39
5 years	68
10 years	$ 154